Short-term Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Short-term Debt [Line Items]
Short-term bank loan	¥ 65,093	$ 9,375
Weighted average interest rate	5.24%	5.24%